MAJOR CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Major Customers
Number of customers with the largest receivable balances | item	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues	$ 160,183,000	$ 214,347,000	$ 220,566,000
Net revenue | Customer concentration risk | Company B
Major Customers
Total net revenues	$ 7,544,000	$ 218,631,000	$ 196,538,000
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	18.00%	9.00%
Accounts receivable	$ 78,630	$ 35,569
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	5.00%	8.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	4.00%	5.00%